SHARE BASED COMPENSATION (Details) - shares	1 Months Ended			12 Months Ended
	Jan. 31, 2023	Sep. 30, 2021	Mar. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued											254,697,314	187,697,314
Class A ordinary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued	34,918,695	36,534,435	237,375,000
2019 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued	133,882,435	98,963,740							62,429,305	52,000,000
Aggregate number of shares increased for issuance					10,429,305
Aggregate number of outstanding shares						98,963,740		62,429,305
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of outstanding shares				26,107,401		28,431,196	44,356,789
Term of option				10 years
Percentage of fair market value as of the latest practicable date upon termination for death, disability or retirement of employees				50.00%
Threshold period for vesting or exercising option upon termination for death, disability or retirement, the employees				6 months
Percentage of fair market value as of the latest practicable date upon other termination				30.00%
Threshold period for vesting or exercising option upon other termination				6 months
Share options | Vested and exercisable on second anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage				50.00%
Share options | Vested and exercisable on third anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage				25.00%
Share options | Vested and exercisable on fourth anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage				25.00%